12235 El Camino Real, Suite 200 San Diego, CA 92130-3002 PHONE 858.350.2300 FAX 858.350.2399 www.wsgr.com

CONFIDENTIAL TREATMENT REQUESTED

BY MAXLINEAR, INC.: MXL-003

February 16, 2010

CERTAIN PORTIONS OF THIS LETTER AS FILED VIA EDGAR HAVE BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. OMITTED INFORMATION HAS BEEN REPLACED IN THIS LETTER AS FILED VIA EDGAR WITH A PLACEHOLDER IDENTIFIED BY THE MARK “[****].” THE OMITTED PORTIONS ARE BRACKETED IN THIS PAPER LETTER FOR EASE OF IDENTIFICATION.

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Mail Stop 3030

Attention:	Mary Beth Breslin, Senior Attorney
Joseph McCann, Staff Attorney
Julie Sherman, Staff Accountant
Jay Webb, Reviewing Accountant

Re:	MaxLinear, Inc.
Registration Statement on Form S-1
Filed November 6, 2009
File No. 333-162947

Ladies and Gentlemen:

We are submitting this letter on behalf of MaxLinear, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated January 29, 2010 (the “Staff Letter”) relating to the Company’s Registration Statement on Form S-1 (File No. 333-162947) (the “Registration Statement”).

The Company is concurrently filing Amendment No. 3 to the Registration Statement (“Amendment No. 3”), marked in accordance with Rule 310 of Regulation S-T. For the convenience of the Staff, we are providing by overnight delivery to the Staff a copy of this letter and two marked copies of Amendment No. 3 (against the Registration Statement filed on January 21, 2010).

In this letter, we have recited the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references herein correspond to the page of Amendment No. 3.

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

Because of the commercially sensitive nature of information contained herein, this submission is accompanied by a request for confidential treatment for selected portions of this letter and the supplemental materials. The Company is requesting confidential treatment for selected portions of this letter and the supplemental materials, including in connection with the Freedom of Information Act, and has filed a separate letter with the Office of Freedom of Information and Privacy Act Operations in connection with that request, pursuant to Rule 83 of the Commission’s Rules on Information and Requests, 17 C.F.R. § 200.83. For the Staff’s reference, we have enclosed a copy of the Company’s letter to the Office of Freedom of Information and Privacy Act Operations as well as a copy of this correspondence, marked to show the portions redacted from the version filed via EDGAR and for which the Company is requesting confidential treatment.

Artwork

1.	Please revise the artwork that you propose to include in your prospectus so that the artwork places greater emphasis on the products that MaxLinear actually designs and sells, and less emphasis on the applications in which those products are used. The artwork should be focused primarily upon the company’s products rather than on those applications.

The Company acknowledges the Staff’s comment and has revised the artwork throughout the prospectus.

2.	Please confirm that your semiconductors are used in the Dell and Sony products that appear in your graphics.

The Company acknowledges the Staff’s comment and respectfully informs the Staff that the Company’s products are used in the Dell and Sony products that appear in the graphics.

3.	Please note that you may include text in your artwork only to the extent necessary to explain briefly the visuals in the presentation. Text such as “Envisioning, Empowering, Excelling” and the bullet points on the inside back cover page appear unnecessary in explaining the visuals in your presentation. Please revise accordingly.

The Company acknowledges the Staff’s comment and has revised the text in the artwork.

4.	On the artwork that you propose to include on the inside back cover of the prospectus please replace technical jargon like SAW Filter and IF Amplifier with concrete, everyday terms. The inside front and back cover artwork is a part of the forepart of the prospectus and, therefore, is subject to the plain English requirements of Rule 421(d) of Regulation C.

The Company acknowledges the Staff’s comment and has revised the inside back cover of the prospectus.

Net Revenue, page 43

5.	To the extent practicable, please revise your disclosure to discuss the substance of the second paragraph of your response to prior comment 2. Further, include appropriate risk factor disclosure describing the risk cited in the second sentence to the second paragraph.

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

In response to the Staff’s comments, the Company has included additional disclosure in the discussion of net revenue on page 43 of Amendment No. 3. In addition, the Company has added additional risk factor disclosure on page 10 of Amendment No. 3.

Sales and Marketing, page 66

6.	We note new exhibit 10.20 filed with this amendment that concerns a distribution agreement with Lestina International Limited, a Hong Kong distributor of your products that accounted for 32% of your net revenues for the nine months ended September 30, 2009. Please expand your disclosure to describe briefly the material terms of this agreement with Lestina and any other agreements with your distributors that were filed as material contract exhibits to the registration statement pursuant to Item 601(b)(10) of Regulation S-K.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 65 and 66 of Amendment No. 3.

Cash Incentive Compensation, page 85

7.	We note your disclosure on page 85 that on the basis of “strong performance” you awarded discretionary bonuses to Dr. Reddy and Mr. Campa paid in October 2009. Please expand your disclosure to more specifically explain the basis for these awards. Also tell us why these bonuses are disclosed in the “All Other Compensation” column of the Summary Compensation Tables rather than in the “Bonus” column. Refer to Item 402(c)(2)(ix) of Regulation S-K.

The Company respectfully acknowledges the Staff’s comment and has supplemented the disclosure on page 84 of Amendment No. 3. The Company has also moved the disclosure of the awards to Dr. Reddy and Mr. Campa to the “Bonus” column of the Summary Compensation Table on page 91.

8.	We note your revised disclosure on page 86 in response to prior comment 3 regarding the general responsibilities to which the individual objectives for Dr. Reddy, Mr. Graham and Mr. Campa under the 2009 bonus program related. Please revise to specifically disclose what the actual individual objectives were for which payments were made under the program.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 85 of Amendment No. 3.

Equity-Based Incentives, page 88

9.	We note your discussion on page 89 of the stock option awards granted in fiscal 2009, in particular your discussion of the awards granted to Drs. Reddy and Seendripu. Please expand your disclosure to provide discussion and analysis of the July 28, 2009 stock option award to Mr. Campa.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 88 and 89 of Amendment No. 3.

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

Exhibit 10.20

10.	We note that you have amended your exhibit index to remove the distribution agreement with Lestina dated February 18, 2008 that was filed as exhibit 10.20 and replaced it with an August 2009 distribution Agreement with Lestina. As it appears that the February 18, 2008 contract was entered into not more than two years before the filing of your registration statement, please tell us why you believe it is consistent with Item 601(b)(10) of Regulation S-K to remove the agreement from your exhibits.

The Company acknowledges the Staff’s comment and respectfully informs the Staff that the February 18, 2008 distributor agreement with Lestina (the “2008 Agreement”) is no longer in effect and has been superseded by the August 2009 distribution agreement with Lestina (the “2009 Agreement”). Pursuant to section 15.14 of the 2009 Agreement, the 2009 Agreement supersedes, and the terms of the 2009 Agreement govern, all previous oral and written communications regarding the matters covered by both the 2008 Agreement and the 2009 Agreement. Therefore, the Company believes that the 2008 Agreement no longer is material to the Company, and that it is consistent with Item 601(b)(10) of Regulation S-K to remove the agreement from its exhibits. In addition, the Company believes it would be potentially confusing to investors were it not to remove the 2008 Agreement from its exhibits.

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Price Range Discussion

In response to the Staff’s telephonic request, this letter is supplementally providing the proposed price range that the Company expects to include on the cover of its preliminary prospectus and additional information concerning the Company’s recent stock option grant practices.

To facilitate the Staff’s review and per the Staff’s request, the Company has attached as Appendix A a complete list of all transactions involving the issuance of options to purchase the Company’s equity securities from July 28, 2009 through the date of this letter. This information was included in the Registration Statement as originally filed on November 6, 2009 and has been updated with each amendment. This letter concludes with an update on recent developments at the Company and other external developments that the Company believes have contributed to the overall valuation of the enterprise.

Registration Statement Information

In connection with the Staff’s review of the Company’s option pricing decisions, the Company directs the Staff to the section captioned “Historical Stock-Based Compensation Expense” on page 52 of the Management’s Discussion and Analysis (“MD&A”) section of the Registration Statement. This section includes a detailed explanation of the Company’s approach to accounting for stock-based compensation, the methodology used by the Company to determine the fair value of its stock on dates when options were granted by the Company’s Board of Directors (the “Board”), and factors and approaches considered by the Company in determining fair value and factors that caused the fair value to increase over time.

Overview of Option Pricing and Fair Value Determination

Each time the Board has granted options during the period from July 2009 to the present (the “Review Period”), the Board has granted those options with an exercise price equal to or greater than the estimated fair value of the underlying common stock on the date of the grant based on a contemporaneous valuation prepared by an independent valuation firm. Given the absence of an active trading market for the Company’s common stock, the

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

Board had to estimate the fair value of the Company’s common stock, and in doing so, it considered, among other things, the following factors:

•

the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions, particularly in light of adverse market conditions and the paucity of venture-backed initial public offerings throughout 2008 and into 2009;

•	the Company’s operating and financial performance;

•	the introduction of new products;

•	the Company’s stage of development;

•	the rights, preferences and privileges of the convertible preferred stock relative to those of the common stock;

•	the fact that the option grants involve illiquid securities in a private company; and

•	the risks inherent in the development and expansion of the Company’s products and services.

The Company and the Board have consistently sought to comply with the form and substance of the American Institute of Certified Public Accountants Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the “AICPA Guidelines”). To this end, the Company has expended substantial resources to obtain contemporaneous independent valuations from [****], a nationally recognized valuation firm. In total, the Company has obtained seven separate valuation reports (July 21, 2009, September 1, 2009, October 9, 2009, October 23, 2009, November 3, 2009, December 16, 2009 and January 5, 2010) since July 2009 to ensure that all relevant business developments were taken into account in making valuation determinations and to ensure that the valuations obtained were truly “contemporaneous,” as that term is defined in the AICPA Guidelines, prior to granting stock options.

Throughout the Review Period, the Board has consisted of individuals with significant experience in business, finance and/or venture capital in general and significant experience in valuing technology companies and determining the fair value of its common stock. Board members Edward E. Alexander and Kenneth P. Lawler and David Liddle, Ph.D. each have significant financial expertise and/or experience in venture capital investing, and directors Albert J. Moyer, Thomas E. Pardun and Donald E. Schrock each have substantial operational and financial experience as executive officers of major public technology companies. The Board reached its determinations of the estimated fair value of its common stock after considerable discussion and made its determinations in good faith, based on the information available on the date of grant.

In light of the foregoing, and as previously stated in the MD&A section of the Registration Statement, the Company believes that the actions of the Board to estimate the fair value of the Company’s common stock during the Review Period complied with the requirements of ASC 718, the AICPA Guidelines and the regulations regarding the granting of options to employees in the United States as “incentive stock options” under the Stock Plan and the Internal Revenue Code of 1986, as amended.

Recent Option Grants and Valuations

The Board has relied primarily on the valuations provided by [****] in establishing the estimated fair value of the common stock for purposes of option grants. Given the recent volatility in the public markets and the limited market for initial public offerings in particular, the Company has continued to rely on those valuations, and those valuations have taken into account information from the underwriters. As indicated above, the primary drivers for the increases in the valuation of the Company and its common stock from July 2009 to January 2010 were the

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

Company’s increase in forecasted revenues, the advancement towards a liquidity event that reduced the discount for lack of marketability and the discount rate used in discounted cash flow analysis. Since the July 2009 grants, the Company has on seven occasions granted options to purchase an aggregate of 3,446,783 shares of common stock at exercise prices ranging from $3.55 per share to $5.63 per share. Between July 21, 2009 and January 14, 2010, the estimated equity value of the Company, as reflected in valuation reports received by the Company from [****], increased from $175 million to $276 million, a 58% increase. In this same period, the estimated fair value of the Company’s common stock increased from $2.73 to $5.63 per share or 106%. The underlying events that contributed to the increase in the estimated enterprise value of the Company and the fair value of common stock included the following:

•

commencement of shipments of the Company’s first generation cable television receiver product in June 2009, the Company’s global digital television RF receiver product for the netbook market in May 2009 and the Company’s cable television RF receiver SoC product in January 2010;

•

increased sales of the Company’s second-generation global digital terrestrial devices in Europe in the second quarter and third quarter of 2009 as the European market undergoes a country-by-country conversion from analog to digital television, the vendor base shifts from Europe to China and the Company’s second-generation global digital terrestrial device takes market share from can tuners; and

•

adoption of the Company’s second-generation global digital terrestrial device by several digital-to-analog television converter set top box makers for delivery in European end markets in the first quarter of 2009.

Factors that have tended to offset the Company’s revenue growth include the following:

•

reduced revenues for the Company’s Japanese mobile handset products as unit shipments of mobile handsets declined in Japan as a result of service providers’ discontinuing subsidies for new handset purchases in late 2008 as well as market penetration by non-Japanese handset makers in 2009; and

•	a decline in revenue from the third quarter of 2009 to the fourth quarter.

Proposed Price Range

The Company currently anticipates a final price range for its preliminary prospectus somewhere within the range of $[****] to $[****] per share. The Company plans to include this price range on the cover of its preliminary prospectus to be filed in an amendment to the Registration Statement in connection with commencing the “roadshow” for the offering. The Company supplementally advises the Staff that this price range was determined by the Company based on all the information available to it, including discussions with its underwriters on February 16, 2010 and based upon current market conditions. The range represents the Company’s bona-fide estimate of the price range for an offering in the current time frame. Moreover, the Company’s underwriters have indicated that they believe the Company’s ability to achieve the proposed range is subject to a number of conditions and assumptions, which are discussed below.

As the Staff knows, until mid-2009, the prior few years had been a period of extreme volatility and uncertainty in the public capital markets with a substantial majority of proposed initial public offerings being abandoned, delayed or ultimately priced below their proposed price range. From the second quarter of 2008 until mid-2009, 22 initial public offerings for technology issuers in the U.S. were withdrawn for reasons other than a sale of the issuer, while only 12 transactions were completed. Of the transactions completed, 17% were ultimately priced

CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

below the initial estimated offering range and, similarly, 25% have a negative offer-to-current stock price performance. The fourth quarter of 2009 started to see a modest improvement in these trends.

Implicit in the expected price range is the assumption that the public capital markets in the United States remain stable and improve, causing institutional investors to once again consider and invest in initial public offerings of early revenue technology companies. The accuracy of this assumption remains to be determined as the market for initial public offerings remains challenging as of the date of this letter. The proposed range was also influenced by welcomed developments in the public market for offerings by technology companies. The third and fourth quarters of 2009 saw some completed secondary offerings by public technology companies that the Company hopes will result in renewed interest in the semiconductor industry.

Additional factors that the Company believes are driving the proposed price range for the offering include:

•

Substantially Enhanced Marketability and Liquidity of MaxLinear Stock. As indicated above, the projected price range assumes the successful completion of the Company’s offering. The fact that MaxLinear stockholders currently have very limited liquidity options for their shares and the fact that, just recently, the likelihood of completion of the Company’s offering has significantly increased, has positively affected the current fair market value of the Company and its stock. The successful completion of the Company’s offering would substantially eliminate the marketability discounts and result in an associated increase in the valuation of the Company and its stock.

•

Substantially Enhanced Balance Sheet and Financial Condition of MaxLinear. The projected price range also assumes the receipt by the Company of the proceeds of a successful public offering, which proceeds would substantially strengthen the Company’s balance sheet and mitigate any financial risks currently faced by the Company. The Company believes that such improvements in the Company’s financial position and mitigation of the risks currently faced by the Company play a large role in driving the Company’s value from its current level into the projected price range. In addition, the Company believes the anticipated price range factors in the Company’s enhanced ability to pursue strategic partnerships with both the proceeds from the offering, and later, with more highly liquid equity instruments.

•

Expansion of MaxLinear’s Target Markets. The commencement of commercial shipments of our first generation cable television receiver product, our global digital television RF receiver product for the netbook market and the Company’s cable television RF receiver SoC product recently resulted in the expansion of potential markets for the Company’s products, its potential future revenue and, as a result, its estimated price range.

Conclusion

The estimated fair value of the Company’s common stock has continued to increase throughout the Review Period based on contemporaneous valuations performed by the same independent valuation specialist in recognition of developments in the Company’s business, changes in the market valuations of comparable public companies and the increased likelihood of completing an initial public offering. The Company believes that the fair values determined by the Board for the common stock applicable to each option grant are appropriate and demonstrate the Board’s and the Company’s diligent efforts to consider all relevant factors in determining fair value at each valuation date. The Company believes it has fully complied with all applicable rules and regulations for the determination of fair value, including the best practices outlined in the AICPA Guidelines.

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CONFIDENTIAL TREATMENT REQUESTED BY MAXLINEAR, INC.: MXL-003

Securities and Exchange Commission

Division of Corporation Finance

February 16, 2010

Other Matters

Amendment No. 3 is filed herewith in response to the Staff’s comments. The Company confirms that no additional material changes were made in Amendment No. 3 for reasons other than (i) in response to the Staff’s comments; (ii) as noted in this response letter; and (iii) to update the Company’s financial disclosure to include audited 2009 financial statements.

Please acknowledge receipt of this letter and the enclosed materials by stamping the enclosed duplicate of this letter and returning it to the undersigned in the envelope provided.

Please direct your questions or comments to Robert Kornegay of this office (650-320-4533) or me (858-350-2364). In addition, please provide a facsimile of any additional comments you may have to the attention of Mr. Kornegay and me at (650-493-6811). Thank you for your assistance.

Respectfully submitted, WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/ Anthony G. Mauriello
Anthony G. Mauriello

Enclosures

cc:	Kishore Seendripu, Ph.D., MaxLinear, Inc.
Joe D. Campa, MaxLinear, Inc.
Robert F. Kornegay, Wilson Sonsini Goodrich & Rosati, P.C.

Appendix A

Option Activity

The following table summarizes, by grant date, the number of stock options granted since July 2009 and the associated per share exercise price:

Grant Date	Number of Options Granted	Exercise Price	Common Stock Fair Value Per Share at Grant Date
July 28, 2009	661,370	$2.75	$2.73
July 28, 2009	133,333	3.03	2.73
September 11, 2009	515,000	3.55	3.54
October 16, 2009	320,372	4.23	4.23
October 20, 2009	519,000	4.23	4.23
October 27, 2009	465,537	4.81	4.81
October 27, 2009	350,000	5.29	4.81
November 5, 2009	93,000	4.84	4.84
December 28, 2009	284,800	5.42	5.42
January 14, 2010	104,371	5.63	5.63